Net Foreign Exchange (Loss)/Gain	12 Months Ended
Jun. 30, 2021
Net Foreign Exchange Loss Gain [Abstract]
Net Foreign Exchange (Loss)/Gain

Note 11. Net Foreign Exchange (Loss)/Gain

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Net foreign exchange (loss)/gain	(11,011,961)	(265,989)	241,814
Total net foreign exchange (loss)/gain	(11,011,961)	(265,989)	241,814

Exchange differences arising on the translation of monetary items are recognized in the Statement Profit and Loss and other Comprehensive Income, except where deferred in equity as a qualifying cash flow or net investment hedge. After the Company’s US IPO where the Company raised US$128 million, the Company entered into an Australian dollar denominated term deposit worth US$100 million (AUD141.9million) maturing on February 3, 2021. The Company simultaneously entered into a foreign currency exchange contract under which the term deposit converted back to US dollars at effectively the same foreign exchange rate as when the term deposit was entered into. As the Group’s functional currency was the Australian dollar (A$) until December 31, 2020, the Group recorded a foreign exchange loss of US$9milion in relation to this transaction.